Noninterest Expense (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Components of noninterest expense [Abstract]
Compensation expense	$ 7,569	$ 7,616	$ 15,832	$ 14,892
Noncompensation expense:
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noncompensation expense	9,273	7,015	17,005	15,863
Total noninterest expense	16,842	14,631	32,837	30,755
Other expenses, additional details
Foreclosed Real Estate Expense	174	244	384	547
Pending or Threatened Litigation [Member]
Other expenses, additional details
Loss Contingency, Loss in Period	$ 1,900	$ 792	$ 3,000	$ 3,700